Trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	₨ 3,889,390		₨ 2,971,821
Advance from customers	413,378		463,450
Accrued expenses	4,212,423		4,129,534
Other payables	558,667		584,731
Trade and other current payables	9,073,859	$ 120,365	8,149,536
Financial liabilities, category [member]
Disclosure Of Trade And Other Payables [Line Items]
Trade and other current payables	₨ 8,366,215		₨ 7,447,426